Income taxes - Net operating loss carry forwards from PRC (Details) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
Income taxes
2025	¥ 637
2026	179,583
2027	121,201
2028	267,455
2029	50,524
2031	17,408
2032	14,029
2033	7,688
2034	13,374
Net operating loss carryforwards	¥ 671,899